Value Appreciation Rights Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted-Average Grant-Date Fair Value
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	$ 12.39	$ 13.11	$ 16.54
Exercised	$ 10.30	$ 14.87	$ 24.47
Cancelled/Forfeited	$ 11.10	$ 14.74	$ 22.72
Ending Balance	$ 13.89	$ 12.39	$ 13.11
Value Appreciation Rights
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning Balance	8,214	11,569	16,591
Exercised	(3,427)	(3,303)	(4,947)
Cancelled/Forfeited	(21)	(52)	(75)
Ending Balance	4,766	8,214	11,569